FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2017
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 3:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2017:

	June 30, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$3,485	$-	$3,485

Total financial assets	$-	$3,485	$-	$3,485

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$7,130	$7,130
Derivative liabilities	-	10	-	10
Convertible debt	25,316	-	-	25,316

Total financial liabilities	$25,316	$10	$7,130	$32,456

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,117	$-	$1,117

Total financial assets	$-	$1,117	$-	$1,117

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$7,653	$7,653
Derivative liabilities	-	84	-	84
Convertible debt	29,526	-	-	29,526

Total financial liabilities	$29,526	$84	$7,653	$37,263

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), during the six months ended June 30, 2017:

Total fair value as of January 1, 2017	$7,653

Accretion of payment obligation related to acquisition	28
Settlements	(551)

Total fair value as of June 30, 2017	$7,130